Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings [Abstract]
Schedule of short-term borrowings
	As of December 31,
	2021	2022
	RMB	RMB
Borrowings from commercial banks(i)	46,900	790
Borrowings from others(ii)	874	—
Total	47,774	790